Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2012
Accounts Receivable, Net [Abstract]
Accounts receivable, net

	As of September 30,
	2012	2011
Accounts receivable — billed	$573,090	$509,371
Accounts receivable — unbilled(1)	130,697	72,048
Less — allowances	(16,564)	(15,566)

Accounts receivable, net	$687,223	$565,853

(1)	The increase in accounts receivable unbilled during fiscal year 2012, was primarily attributable to timing differences between delivery and invoicing milestones related to implementation and integration projects, as well as to managed services arrangements.